February 12, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Company”)

File Nos. 2-92633 and 811-04087

Ladies and Gentlemen:

On behalf of the Company, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for filing is Post-Effective Amendment No. 142 to the Company’s Registration Statement under the 1933 Act and Amendment No. 143 under the 1940 Act on Form N-1A (the “Amendment”).

The purpose of this Amendment is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this Amendment relates to the amendment to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2013 as Post-Effective Amendment No. 128 under the 1933 Act and Amendment No. 129 under the 1940 Act (Accession No. 0001193125-13-474559).

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy J. Williams
Director of Fund Documentation